Offerings	Oct. 07, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Series B Redeemable Preferred Stock, $0.01 par value
Maximum Aggregate Offering Price	$ 350,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,335.00
Offering Note	a Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended. b Includes shares of shares of Series B Redeemable Preferred Stock issuable in the offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.01 par value
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	a Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended. b Includes shares of shares of Series B Redeemable Preferred Stock issuable in the offering. c We also are registering hereunder an indeterminate number of shares of Class A common stock that may be issuable upon the redemption of the Series B Redeemable Preferred Stock. The shares of Class A common stock issuable upon redemption of the Series B Redeemable Preferred Stock will be issued for no additional consideration, and therefore no registration fee is required pursuant to Rule 457(i) of the Securities Act. d Pursuant to Rule 416 of the Securities Act, such number of shares of Class A common stock registered hereby also shall include an indeterminate number of shares of Class A common stock that may be issued in connection with stock splits, stock dividends, recapitalizations or similar events or adjustments in the number of shares issuable as provided in the articles supplementary setting forth the rights, preferences and limitations of the Series B Redeemable Preferred Stock.